Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	$ 650	$ (1,970)
Amortization of prior service credit (cost)	(2)	2
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	84	(493)
Amortization of prior service credit (cost)	10	11
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	446	(972)
Prior service credit for the year	(45)	0
Amortization of actuarial loss (gain)	18	(61)
Amortization of prior service credit (cost)	2	(2)
Total actuarial gains and losses and prior service costs	421	(1,035)
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	80	(471)
Amortization of actuarial loss (gain)	27	(2)
Total actuarial gains and losses and prior service costs	$ 107	$ (473)